Marketable Securities - Reconciliation of Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Abstract]
Balance – beginning of year	$ 92,666	$ 36,867
Additions	900	33,899
Dispositions	(48,191)	(53,359)
Reclassification of investment in i-80 Gold	0	119,870
Change in fair value	(39,233)	(44,611)
Balance – end of year	$ 6,142	$ 92,666